Expense Example {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-11 - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund: Class A
Expense Example:
1 year	$ 727
3 years	1,048
5 years	1,391
10 years	2,356
Fidelity Advisor International Small Cap Opportunities Fund: Class M
Expense Example:
1 year	532
3 years	914
5 years	1,321
10 years	2,453
Fidelity Advisor International Small Cap Opportunities Fund: Class C
Expense Example:
1 year	338
3 years	733
5 years	1,255
10 years	2,686
Fidelity Advisor International Small Cap Opportunities Fund: Class I
Expense Example:
1 year	132
3 years	412
5 years	713
10 years	1,568
Fidelity Advisor International Small Cap Opportunities Fund: Class Z
Expense Example:
1 year	118
3 years	368
5 years	638
10 years	$ 1,409